SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 20:-	SUBSEQUENT EVENTS

a.
On February 22, 2017, the Company declared a dividend distribution of $  0.085 per share ($ 3,774 in the aggregate) which was paid on April 5, 2017. The dividend distribution relates to the Company’s earnings in the second half of 2016. In determining the dividend amount, the company’s Board of Directors determined to exclude the impact of the increase recorded in contingent consideration related to acquisitions and an increase in the value of put options related to redeemable non-controlling interests in the amount of $ 3,090, both non-cash items.